Document and Entity Information	12 Months Ended
Feb. 28, 2019 shares
Document Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	BB
Entity Registrant Name	BLACKBERRY Ltd
Entity Central Index Key	0001070235
Current Fiscal Year End Date	--02-28
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	547,357,972